SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
Schedule of stock option activity

		Weighted	Weighted		Weighted
		average	average	Aggregate	average
	Number of	exercise	remaining	intrinsic	grant-date
	share options	price	contractual life	value	fair value
		US$	In Years	US$	US$
Outstanding as of January 1, 2021	107,133,353	1.16	6.84	226,639	0.64
Granted	32,710,153	4.14
Exercised	(54,385,484)	0.55
Forfeited	(2,982,054)	1.98
Outstanding as of December 31, 2021	82,475,968	2.71	8.05	1,214,916	2.82
Granted*	8,424	0.00
Exercised	(12,413,256)	1.59
Forfeited	(1,709,938)	3.39
Outstanding as of December 31, 2022	68,361,198	2.90	7.23	498,336	2.99
Exercised	(11,810,406)	2.16
Forfeited	(718,812)	4.09
Outstanding as of December 31, 2023	55,831,980	3.04	6.34	294,189	3.15
Vested and expected to vest as of December 31, 2023	55,831,980	3.04	6.34	294,189	3.15
Exercisable as of December 31, 2023	37,075,572	2.54	5.94	213,744	2.24
*	The weighted average grant-date fair value of share options granted in 2022 was US$12.13.

Schedule of assumptions in the binomial option-pricing model to determine the fair value of the share options

For the year ended December 31, 2021
Fair value of ordinary shares on the grant date of share options (US$)	6.78-18.09
Risk-free interest rate(1)	1.6%-2.0%
Expected term (in years)	10
Expected dividend yield(2)	0%
Expected volatility(3)	58.8%-59.8%
Expected early exercise multiple	2.2x-2.8x
(1)	The risk-free interest rate of periods within the contractual life of the share option was based on the market yield of U.S. Treasury Strips with a maturity life equal to the expected term of share options.
(2)	The Company had no history or expectation of paying dividends on its ordinary shares.
(3)	Expected volatility was estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

Schedule of RSU activity

		Weighted average
	Number of RSUs	grant-date fair value
		US$
Outstanding as of January 1, 2021	—	—
Granted	3,521,118
Outstanding as of December 31, 2021	3,521,118	19.05
Granted	19,686,470
Vested	(1,959,584)
Forfeited	(435,058)
Outstanding as of December 31, 2022	20,812,946	11.23
Granted	26,216,836
Vested	(6,109,908)
Forfeited	(1,461,262)
Outstanding as of December 31, 2023	39,458,612	9.58

Schedule of share-based compensation expenses

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in thousands)
Cost of revenues	31,467	39,587	46,395
Sales and marketing expenses	73,733	170,366	262,431
Research and development expenses	137,820	284,323	418,769
General and administrative expenses*	1,680,626	197,928	329,372
Total	1,923,646	692,204	1,056,967
*

In June 2021, the Company granted 24,745,531 Class B ordinary shares to TECHWOLF LIMITED, and recorded share-based compensation expenses of RMB1,506.4 million in general and administrative expenses upon the grant (Note 13).